Consolidated Statements of Financial Position (Parentheticals) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of financial position [abstract]
Ordinary shares, par value (in Dollars per share)
Ordinary shares, shares authorized	200,000,000	50,000,000
Ordinary shares, shares issued	24,661,470	23,850,128
Ordinary shares, shares outstanding	24,661,470	23,850,128